CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 6,788	€ 11,686
Negative fair value	(11,342)	(1,444)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	3,795	8,848
Negative fair value	(10,853)	(1,136)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,023	1,729
Negative fair value	(489)	(308)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	3,240	8,848
Negative fair value	(10,853)	(1,136)
Interest rate risk | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	1,970	1,109
Negative fair value	0	0
Interest rate risk | Cash flow hedges | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	555	0
Negative fair value	€ 0	€ 0